UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 6/29/2005

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: One Ward Parkway, Suite 145
         Kansas City, MO 64112

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  816-753-6050
Signature, Place, and Date of Signing:

J. Owen McPherson        Kansas City, Missouri    8/15/2005


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 32,855


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        				VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS  	CUSIP     (X$1000) PRN AMT PRN 	DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	                  COM   022095103     	450            6950  	SH     SOLE      N/A        6950
AMERICAN INTERNATIONAL GRP    	COM   026874107     	544    	9367  	SH     SOLE      N/A        9367
AMGEN INC                     		COM   031162100    	1481   	24500  	SH     SOLE      N/A       24500
AUTOMATIC DATA PROCESSING     	COM   053015103     	487   	11600  	SH     SOLE      N/A       11600
AVNET                         		COM   053807103     	620   	27500  	SH     SOLE      N/A       27500
BANK OF AMERICA CORP          	COM   06605F102    	2447   	53650  	SH     SOLE      N/A       53650
BLACK & DECKER                		COM   091797100     	256    	2850  	SH     SOLE      N/A        2850
BP PLC/SPONSORED ADR          	COM   055622104     	745   	11944  	SH     SOLE      N/A       11944
BRISTOL MYERS SQUIBB          	COM   110122108     	580   	23212 	SH     SOLE      N/A       23212
BURLINGTON RESOURCES          	COM   122014103     	530    	9600  	SH     SOLE      N/A        9600
CATERPILLAR INC DEL           		COM   149123101     	572    	6000  	SH     SOLE      N/A        6000
CHEVRONTEXACO CORPORATION     	COM   166764100     	1001   	17906  	SH     SOLE      N/A       17906
CITIGROUP                     		COM   172967101     	468   	10121  	SH     SOLE      N/A       10121
COCA-COLA CO.                 		COM   191216101    1268            30364  	SH     SOLE      N/A       30364
COLGATE POLMOLIVE             	COM   194162103     	729   	14600  	SH     SOLE      N/A       14600
COMMERCE BANCSHARES           	COM   200525103     	229    	4552  	SH     SOLE      N/A        4552
CONOCO PHILLIPS               		COM   20825C104    	379    	6600  	SH     SOLE      N/A        6600
DENTSPLY                      		COM   249030107     	329    	6100  	SH     SOLE      N/A        6100
EXXON MOBIL CORP              		COM   30231G102    	366    	6361  	SH     SOLE      N/A        6361
FIRST DATA		      	COM   319963104     	373    	9300  	SH     SOLE      N/A        9300
GENERAL DYNAMICS              		COM   369604103     	280    	2555  	SH     SOLE      N/A        2555
GENERAL ELECTRIC CO.          	COM   369604103    	2162   	62395  	SH     SOLE      N/A       62395
GILEAD SCIENCES               		COM   375558103    	1760   	40000  	SH     SOLE      N/A       40000
GRANT PRIDECO                 		COM   38821G101    	566   	21400  	SH     SOLE      N/A       21400
HCA THE HEATHCARE CO.         	COM   404119109    	965   	17035  	SH     SOLE      N/A       17035
INT'L BUSINESS MACHINES       	COM   459200101    	1045   	14082  	SH     SOLE      N/A       14082
JANUS CAPITAL GROUP, INC.     	COM   47102X105    	899  	59802  	SH     SOLE      N/A       59802
JOHNSON & JOHNSON             	COM   478160104     	689  	10600  	SH     SOLE      N/A       10600
KANSAS CITY SOUTHN INDS INC   	COM   485170104     	419   	20746  	SH     SOLE      N/A       20746
L-3 COMMUNICATIONS HLDGS      	COM   502424104     	716    	9350  	SH     SOLE      N/A        9350
LOWE'S COMPANIES              		COM   548661107     	262    	4500  	SH     SOLE      N/A        4500
NABORS INDUSTRIES LTD         	COM   G6359F103    	649   	10700  	SH     SOLE      N/A       10700
ONEOK INC.                    		COM   682680103     	375   	11500  	SH     SOLE      N/A       11500
PEPSICO INC                   		COM   713448108     	289    	5360  	SH     SOLE      N/A        5360
PROCTOR & GAMBLE              		COM   742718109     	553   	10480  	SH     SOLE      N/A       10480
SCHLUMBERGER, LTD             		COM   806857108     	615    	8100  	SH     SOLE      N/A        8100
SEALED AIR                    	                 COM    81211K100    	348    	6993  	SH     SOLE      N/A        6993
TEVA PHARM INDUSTRIES ADR              COM    881624209       937          30100         SH    SOLE       N/A      30100
THERMO ELECTON CORP                         COM    883556102     1225          45600         SH    SOLE       N/A      45600
U.S. BANCORP NEW                                   COM    902973304       999          34202        SH     SOLE      N/A      34202
UNOCAL CORP        	                 COM     915289102    	  551    	8465  	SH     SOLE      N/A        8465
WAL-MART                      		COM    961142103       224    	4640  	SH     SOLE      N/A        4640
WEATHERFORD INT'L INC         	COM    947074100    	2473   	42650  	SH     SOLE      N/A       42650